Schedule of Investments (unaudited)	iShares® Inflation Hedged U.S. Aggregate Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 95.3%
iShares Core U.S. Aggregate Bond ETF(a)	23,688	$2,347,481

Total Investment Companies
(Cost: $2,383,112)		2,347,481

Short-Term Securities

Money Market Funds — 2.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.32%(a)(b)	50,000	50,000

Total Short-Term Securities — 2.0%
(Cost: $50,000)		50,000

Total Investments in Securities — 97.3%
(Cost: $2,433,112)		2,397,481

Other Assets Less Liabilities — 2.7%.		66,168

Net Assets — 100.0%		$2,463,649
(a)	Affiliate of the Fund.

(b)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/24	Shares Held at 01/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$0	(b)	$—		$—	$—	$—	$—	$8	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	80,000	—		(30,000	)(b)	—	—	50,000	50,000	784	—
iShares Core U.S. Aggregate Bond ETF	2,186,639	—		—		—	160,842	2,347,481	23,688	19,722	—
						—	$160,842	$2,397,481		$20,514	$—

(a)	As of period end, the entity is no longer held.

(b)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Centrally Cleared Interest Rate Swaps

									Upfront
							Notional		Premium	Unrealized
Paid by the Fund		Received by the Fund		Effective	Termination		Amount		Paid	Appreciation
Rate	Frequency	Rate	Frequency	Date	Date		(000)	Value	(Received)	(Depreciation)
3.23%	Annual	1-Day SOFR, 5.32%	Annual	N/A	01/11/33	USD	5	$135	$—	$135
3.20%	Annual	1-Day SOFR, 5.32%	Annual	N/A	12/06/42	USD	5	314	—	314
								$449	$—	$449

OTC Inflation Swaps

									Upfront
							Notional		Premium	Unrealized
Paid by the Fund		Received by the Fund			Termination		Amount		Paid	Appreciation
Reference	Frequency	Rate	Frequency	Counterparty	Date		(000)	Value	(Received)	(Depreciation)
3.05%	At Termination	U.S. CPI Urban Consumers NAS	At Termination	Goldman Sachs International	06/24/27	USD	315	$(2,469)	$—	$(2,469)

Schedule of Investments (unaudited) (continued)	iShares® Inflation Hedged U.S. Aggregate Bond ETF
January 31, 2024

OTC Inflation Swaps (continued)

									Upfront
							Notional		Premium	Unrealized
Paid by the Fund		Received by the Fund			Termination		Amount		Paid	Appreciation
Reference	Frequency	Rate	Frequency	Counterparty	Date		(000)	Value	(Received)	(Depreciation)
2.86%	At Termination	U.S. CPI Urban Consumers NAS	At Termination	Goldman Sachs International	06/24/29	USD	315	$(1,351)	$—	$(1,351)
2.55%	At Termination	U.S. CPI Urban Consumers NAS	At Termination	Goldman Sachs International	06/24/47	USD	47	244	—	244
								$(3,576)	$—	$(3,576)

Centrally Cleared Inflation Swaps

								Upfront
						Notional		Premium	Unrealized
Paid by the Fund		Received by the Fund		Termination		Amount		Paid	Appreciation
Reference	Frequency	Rate	Frequency	Date		(000)	Value	(Received)	(Depreciation)
3.51%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	07/05/24	USD	216	$1,027	$400	$627
3.05%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	07/11/25	USD	70	222	1	221
2.98%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	09/08/25	USD	250	(3,013)	3	(3,016)
2.24%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	11/29/25	USD	5	(12)	—	(12)
2.76%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	12/07/25	USD	47	(217)	—	(217)
2.09%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/11/26	USD	57	58	—	58
2.80%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	03/06/26	USD	52	(335)	1	(336)
2.42%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	06/26/26	USD	111	(111)	1	(112)
2.41%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	07/12/26	USD	12	(11)	1	(12)
2.26%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	11/29/26	USD	27	(68)	1	(69)
2.26%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/30/27	USD	20	(18)	—	(18)
2.65%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	10/12/27	USD	11	(69)	—	(69)
2.68%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	10/14/27	USD	15	(118)	(45)	(73)
2.67%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	10/17/27	USD	13	(92)	—	(92)
2.89%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	11/04/27	USD	25	(416)	1	(417)
2.67%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	07/05/29	USD	50	352	19	333
2.45%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	01/25/30	USD	37	109	1	108
2.52%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	06/26/30	USD	26	(86)	1	(87)
2.64%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	07/31/30	USD	19	(219)	—	(219)
2.64%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	07/05/32	USD	219	1,525	27	1,498
2.69%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	12/07/32	USD	58	(732)	2	(734)
2.59%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	07/12/33	USD	10	(79)	—	(79)

Schedule of Investments (unaudited) (continued)	iShares® Inflation Hedged U.S. Aggregate Bond ETF
January 31, 2024

Centrally Cleared Inflation Swaps (continued)

								Upfront
						Notional		Premium	Unrealized
Paid by the Fund		Received by the Fund		Termination		Amount		Paid	Appreciation
Reference	Frequency	Rate	Frequency	Date		(000)	Value	(Received)	(Depreciation)
2.59%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	09/08/33	USD	28	$(250)	$(222)	$(28)
2.47%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	11/29/33	USD	6	(11)	—	(11)
2.53%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	07/11/37	USD	100	1,636	2	1,634
2.40%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	10/12/37	USD	36	703	1	702
2.44%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	07/05/42	USD	114	3,060	(620)	3,680
2.39%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	02/07/43	USD	11	199	—	199
2.50%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	11/29/43	USD	2	(18)	—	(18)
2.38%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	10/14/47	USD	17	368	(214)	582
2.34%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	12/21/47	USD	17	487	—	487
2.56%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	08/07/48	USD	10	(162)	1	(163)
2.40%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	07/05/52	USD	38	1,362	(325)	1,687
2.46%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	06/26/53	USD	10	55	1	54
2.54%	At Termination	U.S. CPI Urban Consumers NSA	At Termination	11/29/53	USD	4	(57)	—	(57)
							$5,069	$(962)	$6,031

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® Inflation Hedged U.S. Aggregate Bond ETF
January 31, 2024

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$2,347,481	$—	$—	$2,347,481
Short-Term Securities
Money Market Funds	50,000	—	—	50,000
	$2,397,481	$—	$—	$2,397,481
Derivative Financial Instruments(a)
Assets
Inflation Linked Contracts.	$—	$12,114	$—	$12,114
Interest Rate Contracts	—	449	—	449
Liabilities
Inflation Linked Contracts.	—	(9,659)	—	(9,659)
	$—	$2,904	$—	2,904

(a)	Derivative financial instruments are swaps. Swaps are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

CPI	Consumer Price Index
SOFR	Secured Overnight Financing Rate

4